Income tax (Details 1)	12 Months Ended
Jun. 30, 2018
Bermudas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	0.00%
ARGENTINA | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	35.00%
ARGENTINA | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	25.00%
URUGUAY | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	25.00%
URUGUAY | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	0.00%
US | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	45.00%
US | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	0.00%
ISRAEL | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	24.00%
ISRAEL | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	23.00%